NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated May 13, 2019
to the Prospectus dated October 31, 2018, as amended on January 4, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses, investment strategies, risk disclosures and portfolio management of the Funds.

Changes in Investment Strategy for the New Covenant Growth Fund

In the Fund Summary for the New Covenant Growth Fund, under the heading titled "Principal Investment Strategies," the text is hereby deleted and replaced with the following:

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity securities of U.S. companies that are components of an index that represents broad exposure to the U.S. large cap equity market (the "Index"). The Fund will seek generally to replicate the performance of the Index, subject to such variation as may arise as a result of implementation of the Presbyterian Principles discussed below.

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). In doing so, the Fund will not invest in certain companies, despite that company being a component in the Index. The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles. The Fund's investment performance will depend, among other things, on the Fund's tracking of the Index and the performance of the Index. The Fund's ability to track the performance of the Index will be affected by differences between the Index and the Fund's portfolio resulting from adherence to the Presbyterian Principles, as well as by factors such as the size and timing of cash flows into and out of the Fund, and the Fund's fees and expenses.

The Fund generally will attempt to invest in securities comprising the Index in approximately the same proportions as they are represented in the Index, subject to such changes resulting from implementation of the Presbyterian Principles. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser (the "Sub-Adviser") may employ a sampling or optimization technique to replicate the Index. In seeking to track the performance of the Index, the Fund may invest in the following securities, not all of which may be constituents of the Index: common stocks, preferred stocks, depository receipts, rights, warrants, exchange-traded funds (ETFs), real estate investment trusts (REITs), and futures contracts.

The Sub-Adviser selects the Fund's securities under the general supervision of SIMC. The Sub-Adviser's investment strategy seeks to closely track the Index return, subject to such variations as arise from implementation of the Presbyterian Principles, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The market capitalization and composition of the Index is subject to change. SIMC and the Sub-Adviser may sell securities that are represented in the Index or purchase securities that are not represented in the Index, prior to or after their removal or addition to the Index.

The Sub-Adviser also has the authority to vary from the Index: (i) to conform the Fund's portfolio to the Presbyterian Principles; (ii) to favor, consistent with the Presbyterian Principles, securities of companies that are more highly ranked with respect to environmental, social and governance ("ESG") criteria than other companies in the Fund's portfolio; and (iii) to a lesser extent, manage risk and seek efficient trading costs.

There are no other changes to the Investment Strategy of the New Covenant Growth Fund.

Changes in Principal Risks for the New Covenant Growth Fund

In the Fund Summary for the New Covenant Growth Fund, under the heading titled "Principal Risks," the following text is hereby added in the appropriate alphabetical order thereof:

Tracking Error Risk—The risk that the Fund's performance may vary substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

There are no other changes to the Principal Risks of the New Covenant Growth Fund.

Change in Portfolio Management of the New Covenant Growth Fund

In the Fund Summary for the New Covenant Growth Fund, under the heading titled "Management," in the table under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Brandywine Global Investment Management, LLC, Coho Partners, Ltd. and Fred Alger Management, Inc is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Growth Fund," the text relating to Brandywine Global Investment Management, LLC, Coho Partners, Ltd. and Fred Alger Management, Inc is hereby deleted.

Changes in Investment Strategy for the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

In the Fund Summary for each of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, under the heading titled "Principal Investment Strategies," the language pertaining to the social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) is hereby deleted and replaced with the following:

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles.

There are no other changes to the Investment Strategy of each of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund.

Changes in the "More Information About Risks" Disclosure

In the section titled "More Information About Risks," under the sub-section titled "More Information About Principal Risks," the following text is hereby added in the appropriate alphabetical order thereof:

Tracking Error—Growth Fund: The risk that the Fund's performance may vary substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

There are no other changes to the "More Information About Principal Risks" disclosure of the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the following text and tables are hereby added immediately following the present disclosure:

As a result of the change in the Growth Fund's principal investment strategy, the Growth, Balanced Growth and Balanced Income Funds' actual total annual Fund operating expenses for the current fiscal year are expected to differ from those of the prior year. Accordingly, the fees voluntarily waived by SIMC, the Funds' administrator and/or the Funds' distributor will also differ to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at the level specified in the table below. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Growth, Balanced Growth and Balanced Income Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Growth Fund	1.12%	0.72%	0.72%
Balanced Growth Fund	0.95%	0.87%	0.13%
Balanced Income Fund	0.97%	0.91%	0.15%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

In addition, for the current fiscal year, due to its voluntary fee waivers discussed above, SIMC is expected to receive investment advisory fees, as a percentage of the Growth Fund's average daily net assets, at the following annual rates:

Fund Name	Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waivers for the current fiscal year
Growth Fund	0.62%	0.22%

There are no other changes to the fee waiver disclosure of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1222 (05/19)

NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated May 13, 2019
to the Statement of Additional Information ("SAI") dated October 31, 2018, as amended on
January 4, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the investment strategies, risk disclosures, advisory fees and portfolio management of the Funds.

Changes to the Investment Strategy of the Growth Fund

In the section titled "Investment Objectives and Policies," under the heading titled "Growth Fund," the paragraphs thereunder are hereby deleted and replaced with the following:

The Growth Fund's investment objective is long-term capital appreciation. A modest amount of dividend income may be produced by the Fund's equity securities. Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity securities of U.S. companies that are components of an index that represents broad exposure to the U.S. large cap equity market (the "Index"). The Fund will seek generally to replicate the performance of the Index, subject to such variation as may arise as a result of implementation of the Presbyterian Principles discussed below.

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). In doing so, the Fund will not invest in certain companies, despite that company being a component in the Index. The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles. The Fund's investment performance will depend, among other things, on the Fund's tracking of the Index and the performance of the Index. The Fund's ability to track the performance of the Index will be affected by differences between the Index and the Fund's portfolio resulting from adherence to the Presbyterian Principles, as well as by factors such as the size and timing of cash flows into and out of the Fund, and the Fund's fees and expenses.

The Fund generally will attempt to invest in securities comprising the Index in approximately the same proportions as they are represented in the Index, subject to such changes resulting from implementation of the Presbyterian Principles. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser (the "Sub-Adviser") may employ a sampling or optimization technique to replicate the Index. In seeking to track the performance of the Index, the Fund may invest in the following securities, not all of which may be constituents of the Index: common stocks, preferred stocks, depository receipts, rights, warrants, exchange-traded funds (ETFs), real estate investment trusts (REITs), and futures contracts.

The Sub-Adviser selects the Fund's securities under the general supervision of SIMC. The Sub-Adviser's investment strategy seeks to closely track the Index return, subject to such variations as arise from implementation of the Presbyterian Principles, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The market capitalization and composition of the Index is subject to change. SIMC and the Sub-Adviser may sell securities that are represented in the Index or purchase securities that are not represented in the Index, prior to or after their removal or addition to the Index.

The Sub-Adviser also has the authority to vary from the Index: (i) to conform the Fund's portfolio to the Presbyterian Principles; (ii) to favor, consistent with the Presbyterian Principles, securities of companies that are more highly ranked with respect to environmental, social and governance ("ESG") criteria than other companies in the Fund's portfolio; and (iii) to a lesser extent, manage risk and seek efficient trading costs.

There are no other changes to the Investment Strategy of the Growth Fund.

Changes to the Investment Strategy of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

In the section titled "Investment Objectives and Policies," under each of the headings titled "Income Fund," "Balanced Income Fund" and "Balanced Growth Fund," the language pertaining to the social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) is hereby deleted and replaced with the following:

The Fund seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles.

There are no other changes to the Investment Strategy of each of the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund.

Changes to the Description of Permitted Investments and Risk Factors

In the section titled "Description of Permitted Investments and Risk Factors," the following text is hereby added in the appropriate alphabetical order thereof:

TRACKING ERROR—The risk that the Growth Fund's performance may vary substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Growth Fund's investments and the Index's components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

There are no other changes to the Description of Permitted Investments and Risk Factors for the Funds.

Change in Portfolio Management of the Growth Fund

On the cover page of the SAI, the references to "Brandywine Global Investment Management, LLC," "Coho Partners, Ltd." and "Fred Alger Management, Inc" are hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Brandywine Global Investment Management, LLC, Coho Partners, Ltd. and Fred Alger Management, Inc is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the sub-headings titled "Brandywine Global," "Coho" and "Fred Alger" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1223 (05/19)